Note 17 - Offsetting Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Gross amounts of financial liabilities [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	€ 5,452	€ 7,145
Securities loaned	191	3,164
Financial liabilities at fair value through profit or loss	476,677	399,625
Of which: Negative market values from derivative financial instruments	324,374	309,401
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	2,539	2,537
Gross amounts of financial liabilities [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	572,208	564,405
Central bank funds purchased and securities sold under repurchase agreements	648	1,399
Securities loaned	68	195
Financial liabilities at fair value through profit or loss	24,087	87,524
Of which: Negative market values from derivative financial instruments	10,257	11,064
Remaining liabilities not subject to netting	147,521	173,577
Gross amounts of financial liabilities [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	500,764	487,149
Other liabilities	113,719	132,470
Total liabilities	1,340,571	1,369,503
Gross amounts set off on the balance sheet [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	(2,985)	(3,677)
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	(96,316)	(71,469)
Of which: Negative market values from derivative financial instruments	(18,125)	(18,978)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(1,109)	(615)
Gross amounts set off on the balance sheet [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	0
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	0	0
Of which: Negative market values from derivative financial instruments	0	0
Remaining liabilities not subject to netting	0	0
Gross amounts set off on the balance sheet [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	(96,316)	(71,469)
Other liabilities	(5,754)	(14,957)
Total liabilities	(105,056)	(90,104)
Net amounts of financial liabilities presented on the balance sheet [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	2,467	3,468
Securities loaned	191	3,164
Financial liabilities at fair value through profit or loss	380,361	328,156
Of which: Negative market values from derivative financial instruments	306,249	290,423
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	1,431	1,922
Net amounts of financial liabilities presented on the balance sheet [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	572,208	564,405
Central bank funds purchased and securities sold under repurchase agreements	648	1,399
Securities loaned	68	195
Financial liabilities at fair value through profit or loss	24,087	87,524
Of which: Negative market values from derivative financial instruments	10,257	11,064
Remaining liabilities not subject to netting	147,521	173,577
Net amounts of financial liabilities presented on the balance sheet [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	404,448	415,680
Other liabilities	107,964	117,513
Total liabilities	1,235,515	1,279,400
Impact of Master Netting Agreements [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	(264,392)	(251,495)
Of which: Negative market values from derivative financial instruments	(263,358)	(250,908)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(1,118)	(1,670)
Impact of Master Netting Agreements [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	0
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	0	0
Of which: Negative market values from derivative financial instruments	0	0
Remaining liabilities not subject to netting	0	0
Impact of Master Netting Agreements [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	(264,392)	(251,495)
Other liabilities	(45,985)	(42,260)
Total liabilities	(310,376)	(293,755)
Cash collateral [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	(29,755)	(25,232)
Of which: Negative market values from derivative financial instruments	(29,755)	(25,232)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(269)	(71)
Cash collateral [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	0
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	(1,535)	(2,301)
Of which: Negative market values from derivative financial instruments	(1,286)	(1,494)
Remaining liabilities not subject to netting	0	0
Cash collateral [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	(31,290)	(27,533)
Other liabilities	(418)	(73)
Total liabilities	(31,708)	(27,606)
Financial instrument collateral [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	(2,467)	(3,468)
Securities loaned	(191)	(3,164)
Financial liabilities at fair value through profit or loss	(42,121)	(40,935)
Of which: Negative market values from derivative financial instruments	(6,108)	(4,805)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(15)	(158)
Financial instrument collateral [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	0
Central bank funds purchased and securities sold under repurchase agreements	(400)	(1,140)
Securities loaned	(61)	(164)
Financial liabilities at fair value through profit or loss	(7,982)	(11,268)
Of which: Negative market values from derivative financial instruments	(401)	(573)
Remaining liabilities not subject to netting	(4)	0
Financial instrument collateral [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	(50,103)	(52,204)
Other liabilities	(15)	(158)
Total liabilities	(53,240)	(60,297)
Net amount [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	44,093	10,493
Of which: Negative market values from derivative financial instruments	7,028	9,478
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	28	23
Net amount [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	572,208	564,405
Central bank funds purchased and securities sold under repurchase agreements	248	259
Securities loaned	7	31
Financial liabilities at fair value through profit or loss	14,570	73,955
Of which: Negative market values from derivative financial instruments	8,571	8,996
Remaining liabilities not subject to netting	147,517	173,577
Net amount [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	58,663	84,448
Other liabilities	61,546	75,022
Total liabilities	€ 840,190	€ 897,742